Employee Benefit Plan, Fair Value and NAV (Details) - EBP Third Federal 401(k) Savings Plan - USD ($)	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Accumulated Gain (Loss)	$ 26,036,841	$ 20,591,323
EBP, Investment, Increase from Interest and Dividend Income on Investment	3,312,573	2,838,434
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Accumulated Gain (Loss)	26,036,841	20,591,323
EBP, Investment, Increase from Interest and Dividend Income on Investment	3,312,573	2,838,434
EBP, Investment, Fair Value	220,977,254	199,750,476
Valuation, Market and Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	109,164,218	98,398,352
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	96,371,269	85,250,024
Fair Value, Inputs, Level 1 | Valuation, Market and Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	96,371,269	85,250,024
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	12,792,949	13,148,328
Fair Value, Inputs, Level 2 | Valuation, Market and Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	12,792,949	13,148,328
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Valuation, Market and Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Common Stock
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Accumulated Gain (Loss)	973,202	2,345,753
EBP, Investment, Increase from Dividend Income on Investment	1,330,222	1,278,179
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Accumulated Gain (Loss)	973,202	2,345,753
EBP, Investment, Increase from Dividend Income on Investment	1,330,222	1,278,179
Certificates of Deposit
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Increase from Interest Income on Investment	382,487	327,588
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Increase from Interest Income on Investment	382,487	327,588
Certificates of Deposit | Valuation, Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	12,792,949	13,148,328
Certificates of Deposit | Fair Value, Inputs, Level 1 | Valuation, Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Certificates of Deposit | Fair Value, Inputs, Level 2 | Valuation, Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	12,792,949	13,148,328
Certificates of Deposit | Fair Value, Inputs, Level 3 | Valuation, Cost Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Other Investment Companies | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	81,537,063	70,887,863
Other Investment Companies | Fair Value, Inputs, Level 1 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	81,537,063	70,887,863
Other Investment Companies | Fair Value, Inputs, Level 2 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Other Investment Companies | Fair Value, Inputs, Level 3 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	14,834,206	14,362,161
EBP, Employer, Common Stock | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	14,834,206	14,362,161
EBP, Employer, Common Stock | Fair Value, Inputs, Level 1 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	14,834,206	14,362,161
EBP, Employer, Common Stock | Fair Value, Inputs, Level 2 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Employer, Common Stock | Fair Value, Inputs, Level 3 | Valuation, Market Approach
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	111,813,036	101,352,124
EBP, Pooled Separate Account | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account | Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
EBP, Pooled Separate Account | Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 0	$ 0